BNY Mellon Large Cap Securities Fund, Inc.
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.0%
Banks — 5.7%
First Horizon Corp.	1,669,305	37,742,986
JPMorgan Chase & Co.	310,663	97,992,430
		135,735,416
Capital Goods — 11.1%
AMETEK, Inc.	193,259	36,332,692
Axon Enterprise, Inc.(a)	37,460	26,882,794
Carrier Global Corp.	346,113	20,662,946
GE Vernova, Inc.	66,806	41,079,009
Howmet Aerospace, Inc.	177,917	34,912,653
Hubbell, Inc.	81,438	35,043,586
Ingersoll Rand, Inc.	478,577	39,540,032
Trane Technologies PLC	64,787	27,337,523
		261,791,235
Commercial & Professional Services — .9%
Veralto Corp.	200,197	21,343,002
Consumer Discretionary Distribution & Retail — 6.4%
Amazon.com, Inc.(a)	535,927	117,673,491
The TJX Companies, Inc.	234,173	33,847,366
		151,520,857
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	224,028	20,890,611
Walmart, Inc.	469,363	48,372,551
		69,263,162
Energy — 2.4%
Diamondback Energy, Inc.	100,662	14,404,732
EQT Corp.	452,092	24,607,368
Phillips 66	130,722	17,780,806
		56,792,906
Financial Services — 5.7%
CME Group, Inc.	124,321	33,590,291
Mastercard, Inc., Cl. A	74,978	42,648,236
The Goldman Sachs Group, Inc.	73,585	58,599,415
		134,837,942
Health Care Equipment & Services — 6.1%
Alcon AG(b)	365,212	27,211,946
Boston Scientific Corp.(a)	455,339	44,454,746
Dexcom, Inc.(a)	351,049	23,622,087
IDEXX Laboratories, Inc.(a)	43,929	28,065,799
UnitedHealth Group, Inc.	59,162	20,428,639
		143,783,217
Household & Personal Products — 1.0%
The Estee Lauder Companies, Inc., Cl. A	279,935	24,667,872
Insurance — 3.7%
Aon PLC, Cl. A	90,846	32,393,867
Assurant, Inc.	143,259	31,029,899
RenaissanceRe Holdings Ltd.	90,965	23,098,742
		86,522,508

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Materials — .7%
International Paper Co.	383,798	17,808,227
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. C	462,152	112,557,120
Meta Platforms, Inc., Cl. A	134,253	98,592,718
The Walt Disney Company	226,966	25,987,607
		237,137,445
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
Johnson & Johnson	276,113	51,196,873
Thermo Fisher Scientific, Inc.(a)	47,104	22,846,382
		74,043,255
Real Estate Management & Development — .7%
CoStar Group, Inc.(a)	200,142	16,885,981
Semiconductors & Semiconductor Equipment — 13.4%
Broadcom, Inc.	78,353	25,849,438
Micron Technology, Inc.	284,750	47,644,370
NVIDIA Corp.	1,307,532	243,959,321
		317,453,129
Software & Services — 16.5%
HubSpot, Inc.(a)	46,314	21,665,689
Intuit, Inc.	74,603	50,947,135
Microsoft Corp.	399,068	206,697,270
Oracle Corp.	72,683	20,441,367
ServiceNow, Inc.(a)	30,088	27,689,385
Shopify, Inc., Cl. A(a)	237,786	35,337,377
Synopsys, Inc.(a)	54,258	26,770,355
		389,548,578
Technology Hardware & Equipment — 6.1%
Apple, Inc.	564,183	143,657,917
Utilities — 2.6%
Constellation Energy Corp.	106,462	35,033,450
Dominion Energy, Inc.(b)	427,536	26,152,377
		61,185,827
Total Common Stocks (cost $1,189,520,012)		2,343,978,476

1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $24,810,585)	4.28	24,810,585	24,810,585

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,459,080)	4.28	1,459,080	1,459,080
Total Investments (cost $1,215,789,677)		100.1%	2,370,248,141
Liabilities, Less Cash and Receivables		(.1%)	(3,000,062)
Net Assets		100.0%	2,367,248,079

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $27,328,857 and the value of the collateral was
$27,770,572, consisting of cash collateral of $1,459,080 and U.S. Government & Agency securities valued at $26,311,492.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Large Cap Securities Fund, Inc.
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,343,978,476	—	—	2,343,978,476
Investment Companies	26,269,665	—	—	26,269,665
	2,370,248,141	—	—	2,370,248,141

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2025, accumulated net unrealized appreciation on investments was $1,154,458,464, consisting of $1,225,031,078 gross unrealized appreciation and $70,572,614 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.